LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS [Abstract]
Schedule Of Long Term Investments
The Company long-term investments consisted of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Equity investments without readily determinable fair values	22,160	22,160	3,223
Equity method investments	732,167	366,204	53,262
	754,327	388,364	56,485

Schedule Of Equity Investments Without Readily Determinable Fair Values	Equity investments without readily determinable fair values:
		Equity interest owned by the Group As at December 31,
	Note	2017	2018
Allcure Information	i)	20%	9.6%

Schedule of Equity Method Investments

		Equity interest owned by the Group As at December 31,
	Notes	2017	2018
Xi’an JiangyuanAndike Ltd. (“JYADK”)		29.70%	29.70%
PTC	i)	59.51%	59.51%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	ii)	8.13%	5.41%
Wuxi Meizhongjiahe Cancer Center (“Wuxi MZJH”)		10.00%	10.00%
Suzhou Chorus Medical Technologies Co., Ltd. (“Suzhou Chorus”)	iii)	36.00%	36.00%
Global Oncology One, Inc. (“Global Oncology”)	iii)	46.90%	-
CMCC	iv)	35.20%	-
Guofu Huimei	v)	26.07%	-
BPMC	vi)	25.00%	-
Beijing Century Friendship	vi)	21.69%	-
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")	vii)	-	43.23%
Shanghai Rongchi Medical Management Co., Ltd. ("SH Rongchi")	viii)	-	24.40%
Tianjin Jiatai Enterprise Management Center (Limited Partnership) ("Tianjin Jiatai")	viii)	-	22.82%
DTAP @ Adam Road PTE.LTD. (“DTAP”)	ix)	-	49.00%

i)
On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB
201,176
in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A.

In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore, the regulation can only be amended at the request by managers or super majority (more than 2/3) of member interest. Thus, the Group is not able to control PTC GP Management LLC.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a gain of RMB127, RMB
17,697
and RMB509 (US$74) for the years ended December 31, 2016, 2017 and 2018 respectively. Total cash distribution received by the Group from PTC was RMB
9,357
, RMB
6,227
and
RMB11,626 (US$1,691) for the years ended December 31, 2016, 2017 and 2018, respectively.

On November 29, 2018, MDA Proton reached an agreement with UTMDACC to sell all its assets and liabilities to UTMDACC as well as terminating management service agreement between MDA Proton and PTC. The Group received a total consideration RMB212,855 (US$30,958) from PTC on dissolution between MDA Proton and PTC, leading to the disposal gain of RMB48,019 (US$6,984) in 2018, and the carrying amount of the equity investment remained RMB31,497 (US$4,581) as of December 31, 2018.

ii)
In 2017, JKSY, a subsidiary of the Group, entered into a partnership agreement to subscribe for
8.13%
interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, with the subscribed capital injection from new investors, the equity interest JKSY shared in Suzhou Shengshan should be diluted to
4.57%.
As the injection was not completed, the actual equity interest shared in Suzhou Shengshan was diluted to 5.41% as of December 31, 2018. According to the partnership agreement, JKSY acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation.

iii)
In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquire 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 and RMB8,679 respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2018, the change in registration of shareholders for Global Oncology has been completed, but the change in registration of shareholders for Suzhou Chorus has not been completed and the consideration received was recorded in advance from JWYK, the “accrued expenses and other liabilities” on the consolidated balance sheets (note 18).

iv)
In May 2017, the Group through its subsidiary Aohua Technology, acquired
31.64% equity interest of CMCC at a consideration of
RMB
105
,119 from the original shareholder. In December 2017, the Group, through its subsidiary CHMG, further acquired
3.56%
equity interest of CMCC at a consideration of RMB
11,820
. By the end of 2017, with the completion of changes in registration, the Group held
35.20%
equity interest of CMCC. On October 8, 2018, the Group acquired further
54.8
% equity interest of CMCC at a consideration of RMB
182,100
(note 4) and consolidate CMCC as a subsidiary.

v)
In April 2017, the Group completed the capital injection and obtained
26.07
% in Guofu Huimei with a total subscribed capital of RMB
262,999
. In July 2018, the other shareholder of Guofu Huimei, ZR Guofu, withdraw all its original investments in Guofu Huimei, amounting to RMB
746,000
, then the Group became the sole shareholder of Guofu Huimei and consolidate Guofu Huimei as a subsidiary (note4).

vi)
In April 2017, Guofu Huimei injected RMB388,500 to Beijing Century Friendship which holds 55% of BPMC, leading to the dilution of the Group's interest and loss in control of Beijing Century Friendship and BPMC to 21.69% and 25%, respectively. On October 8, 2018, the Group acquired further 78.31% equity interest of Beijing Century Friendship with
55
% equity interest of BPMC at a consideration of RMB388,500 (note 4) and consolidate Beijing Century Friendship and BMPC as subsidiaries.

vii)	In January 2018, the Group through its subsidiaries MHM, Global Medical Imaging and an equity investee of the Group, Tianjin Jiatai established SH MZJH for the operations of hospital business. According to the article of corporation, the Group subscribes
29
% interest at a consideration of RMB
43,500
(US$
6,327
) and has significant influence over SH MZJH’s daily operation. The Group injected RMB
15,000
(US$
2,182
) as of December 31, 2018, which shared
43.23
% equity of SH MZJH since the capital injection was not completed.

viii)
On October 8, 2018, the Group became the sole shareholder of Guofu Huimei while ZR Guofu withdraw all its investments, the acquired assets of Guofu Huimei include
24.40
% equity interests of SH Rongchi and
22.82
% equity interests of Tianjin Jiatai, while Tianjin Jiatai owned
71.32
% equity of SH Rongchi. According to the articles of corporation, the Group has significant influence over Tianjin Jiatai and SH Rongchi.

ix)	In December 2018, DTAP was set up and registered in Singapore by CHS and Republic Healthcare Holdings PTE.LTD, a third party of the Group. CHS subscribed to inject SG$
0.49
(US$
0.36
) to share
49
% equity of DTAP, and account for the investment as joint venture according to the cooperation agreement.